Allowance for impairment losses - Income Statement Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Allowance for impairment losses.
Total impairment (credit) charge	£ (677)	£ 3,625
Impairment (credit) charge on drawn balances
Allowance for impairment losses.
Total impairment (credit) charge	£ (597)	£ 3,330